Exhibit 99.16

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
300616323	Total Debt To Income Ratio	43.00	37.39	Approval DTI:37.39% final DTI 37.39%. Tape: Unknown
300491781	Original Note Balance	556000.0	559000.0	Captured per Note
300491781	Loan Purpose	Rate and Term Refinance	Cash Out Refinance	Confirmed with Final CD
300491781	Original Loan to Value	0.3971	0.5082	Calculated using the Ln Amt and Appraisal Value
300491781	Original Combined Loan to Value	0.3971	0.5082	Calculated using the Ln Amt and Appraisal Value
300491781	Total Debt To Income Ratio	35.22	29.34	Approval DTI: 29.341% per 1008 / Review DTI: 29.34%, variance is non-material.
300491781	Appraised Value	1400000.0	1100000.0	Captured from the Appraisal
300591996	Original Interest Rate	3.8750	4.0000	Entered Value captured from the Note
300591996	Representative Credit Score	767.0	779.0	Tape Value source is unknown. Entered Value is B2s middle credit score per most recent CBR, which is the lowest of the two borrowers middle scores.
300567990	Occupancy	Owner Occupied	Second Home	2nd home per Occupancy statement.
300624376	Original Note Balance	515000.0	502000.0	Entered Value captured from Note
300624376	Sales Price	765000.0	752000.0	Entered Value captured from the Addendum to Contract
300624376	Appraised Value	765000.0	752000.0	Entered Value captured from the Appraisal. Tape Value source is unknown.
300612666	Original Combined Loan to Value	0.8000	0.8434	Approved CLTV 84.34%. Tape Value does not consider 2nd lien Note
300634016	Amortization Type	Fixed (IO)	Fixed Rate	Entered Value captured per Note.
300664254	Appraised Value	777000.0	815000.0	Value of $815,000 confirmed per appraisal (pg 255). Source of tape value is unknown.
300674682	Representative Credit Score	767.0	787.0	Tape Value source is unknown. Entered Value is B2s middle credit score, which is the lower of the two borrowers middle credit scores.
300668528	Sales Price	721500.00	721500.24	Sales price confirmed with purchase agreement pg 491
300668528	Representative Credit Score	786.0	802.0	Tape Value source is unknown. Entered Value is B1s middle credit score per most recent CBR dated 11/2/2017 (pg 416), which is the lowest of the two borrowers middle scores.
300719332	Total Debt To Income Ratio	18.10	22.44	Approved DTI 22.449% , no variance.
300719301	Total Debt To Income Ratio	18.02	23.81	Approved DTI: 23.805%. Final DTI 23.81% Tape: Unknown
300476349	Property Type	Single Family - Detached	PUD - Detached	Verified per appraisal report (pg 40).
300476349	Original Interest Rate	4.1250	4.0000	Interest rate of 4% verified per Note. Source of tape is unknown.
300476349	Total Debt To Income Ratio	30.73	11.83	Approval DTI: 11.55% per 1008. Review DTI: 11.83%. <2% variance. Not a material variance. Source of tape is unknown.
300476349	Appraised Value	873800.0	925000.0	Tape value is sales price. Review value is appraised value.
300455489	Total Debt To Income Ratio	36.61	41.28	Source of tape is unknonw. Variance due to rental income calculation. DTI is still within guidelines. Max allowed per guides is 43%.
300638040	Appraised Value	975000.0	1010000.0	Tape Value source is unknown. Entered Value captured from the Appraisal Report
300643044	Appraised Value	725000.0	735000.0	Appraised value per appraisal. Tape value Unknown
300656672	Original Note Balance	515000.0	510000.0	Captured per Note
300656672	Original P&I Payment	2421.72	2398.21	Captured per Note
300660488	Total Debt To Income Ratio	28.41	39.78	Approved DTI 39.939% / Review DTI 39.78%, variance is non-material. Tape: Unknown
300646631	Total Debt To Income Ratio	29.01	34.81	Approval DTI: 34.853% per 1008 / Review DTI: 34.81%, variance is non-material.
300646631	Representative Credit Score	718.0	704.0	Tape Value score is from original credit report. Entered Value is based on the updated report.
300653434	Original Loan to Value	0.5649	0.4475	LTV of 44.752% confirmed per file review and 1008. Source of tape value is unknown.
300653434	Original Combined Loan to Value	0.5649	0.4673	CLTV of 44.752% confirmed per file review and 1008. Source of tape value is unknown.
300653434	Appraised Value	800000.0	1010000.0	Appraisal value of $1,010,000 confirmed per appraisal.
300647930	Original Note Balance	468000.0	465500.0	Entered Value captured per Note
300647930	Total Debt To Income Ratio	32.47	15.92	Approval DTI: 15.918% 1008 / Review DTI: 15.92%. Tape Value source is unknown.
300647930	Original P&I Payment	2234.30	2222.37	Entered Value captured per Note
300647930	Appraised Value	845000.0	880000.0	Tape Value source is unknown. Entered Value captured from the Appraisal Report
300656671	Original Note Balance	524000.0	491250.0	Entered Value captured per Note. Source of tape value is Unknown.
300656671	Original Loan to Value	0.8000	0.7500	75% LTV confirmed with file review. Source of tape value is Unknown.
300656671	Original Combined Loan to Value	0.8000	0.7500	75% CLTV confirmed with file review. Source of tape value is Unknown.
300656671	Total Debt To Income Ratio	27.86	36.80	Approval DTI of 36.826% / Review DTI of 36.8%, Non material variance. Source of tape value is unknown.
300656671	Original P&I Payment	2464.04	2310.04	Entered Value captured per Note
300663019	Property Type	Single Family - Attached	Single Family - Detached	Property type confirmed with appraisal. Source of tape value is unknown.
300669573	Original Note Balance	570000.0	561000.0	Entered Value captured per Note. Tape Value source is unknown.
300669573	Original P&I Payment	2721.27	2678.30	Entered Value captured per Note, Tape Value source is unknown.
300656749	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal Report
300656749	Total Debt To Income Ratio	39.73	36.64	Approval DTI: 36.644% / Review DTI: 36.64%, no variance.
300647193	Original Loan to Value	0.7245	0.6768	LTV confirmed by file review. Tape: Unknown
300647193	Original Combined Loan to Value	0.7245	0.6768	CLTV confirmed by file review. Tape: Unknown
300647193	Appraised Value	710000.0	760000.0	Entered Value captured per Appraisal. Tape: Unknown
300647928	Original Note Balance	924400.0	914800.0	Entered Value captured per Note. Source of tape value is unknown.
300647928	Original Interest Rate	4.2500	4.0000	Interest rate confirmed with note pg 267. Tape value is rate at time of application.
300647928	Appraised Value	1155500.0	1143500.0	Entered Value captured per Appraisal. Source of tape value is unknown.
300650325	Total Debt To Income Ratio	34.61	38.74	Approval DTI of 38.738% / Final DTI of 38.74%, non-material variance due to rounding. Source of tape value is unknown.
300650325	Appraised Value	725000.0	710000.0	Entered Value captured per the appraisal. Source of tape value is unknown.
300669972	Appraised Value	780000.0	792000.0	Entered Value captured from the appraisal. Tape value is sales price.
300663022	Total Debt To Income Ratio	40.17	32.69	Approval DTI of 32.688% / Final DTI of 32.69%, non-material variance due to rounding.
300673421	Property Type	Single Family - Attached	Single Family - Detached	Entered Value captured per Appraisal.
300673421	Total Debt To Income Ratio	42.87	38.78	Approval DTI: 39.220% per 1008 / Review DTI: 38.78%, Non material variance.
300664884	Original Note Balance	558000.0	556000.0	Entered Value captured per Note.
300664884	Appraised Value	840000.0	815000.0	Entered Value captured from the appraisal. Tape Value source is unknown.
300664945	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured from the Appraisal.
300664945	Appraised Value	1120000.0	1139000.0	Entered Value captured per the Appraisal. Tape Value is the purchase price.
300560606	Total Debt To Income Ratio	15.56	24.18	24.65% per 1008 / Review DTI: 24.18%, variance is non-material.
300560606	Appraised Value	585000.0	595000.0	Tape Value reflects the sales price. Entered Value is the appraisal value.
300553991	Original Note Balance	506500.0	498500.0	Entered Value captured from Note
300553991	Appraised Value	633500.0	627000.0	Entered Value captured from the Appraisal Report
300558596	Original Loan to Value	0.6496	0.6063	Entered Value calculated using the Ln Amt and Appraised Value of $1,500,000
300558596	Original Combined Loan to Value	0.6496	0.6063	Entered Value calculated using the Ln Amt and Appraised Value of $1,500,000
300558596	Appraised Value	1400000.0	1500000.0	Entered Value captured from the appraisal report
300642564	Appraised Value	620000.0	635000.0	Value of $635,000 confirmed per Appraisal. Tape value is sales price.
300642491	Property Type	Condo	High Rise Condo (gt 8 floors)	High Rise Condo confirmed per appraisal. Non material variance.
300642491	Original Note Balance	724000.0	720500.0	Note balance confirmed with note.
300642491	Original Loan to Value	0.6033	0.6404	LTV of 64.04% confirmed by file review. Source of tape value unknown.
300642491	Original Combined Loan to Value	0.6033	0.7382
CLTV of 73.82% per file review, including HELOC not included by lender. Email from lender indicates that Line of Credit closed at settlement will reestablished. Review included reestablished HELOC in CLTV calculations.  Source of tape value is unknown.

300642491	Appraised Value	1200000.0	1125000.0	Appraised value confirmed with appraisal. Source of tape value is unknown.
300631578	Original Note Balance	912000.0	939850.0	Entered Value captured from Note
300631578	Original P&I Payment	4249.53	4379.30	Entered Value captured from Note
300634036	Property Type	Single Family - Detached	PUD - Detached	Property type confirmed with appraisal pg 51.
300634036	Representative Credit Score	790.0	792.0	Credit score confirmed with credit report pg 269.
300646993	Original Interest Rate	5.025	3.8500	Tape Value reflects the loan amount in the Interest Rate data field. Entered Value captured per Note
300646993	Appraised Value	670000.0	700000.0	Tape Value is the purchase price. Entered Value is the appraisal value
300647757	Original Interest Rate	5.8000	3.9000	Entered Value captured per Note (pg 522)
300647757	Original Loan to Value	0.6444	0.5654	Entered Value calculated using the loan amount and appraisal value, which corresponds with the 1008 (pg 618). Tape Value source is unknown.
300647757	Original Combined Loan to Value	0.6444	0.5654	Entered Value calculated using the loan amount and appraisal value, which corresponds with the 1008 (pg 618). Tape Value source is unknown.
300647757	Representative Credit Score	740.0	777.0	Entered Value is B2s middle credit score, which is the lower of the two borrowers middle credit scores (pg 112). Tape Value source is unknown.
300647757	Appraised Value	900000.0	1070000.0	Entered Value captured from the Appraisal (pg 23)
300653414	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured per Appraisal
300653414	Original Note Balance	521000.0	528000.0	Entered Value captured per Note
300653414	Original Loan to Value	0.7236	0.6212	1008 calculated LTV 62.118% / Review Calculated LTV 62.12%, non-material variance due to rounding.
300653414	Original Combined Loan to Value	0.7236	0.6212	1008 calculated CLTV 62.118% / Review Calculated CLTV 62.12%, non-material variance due to rounding.
300653414	Total Debt To Income Ratio	24.19	27.87	Approval DTI: 27.87% / Review DTI: 27.87%, no variance.
300653414	Appraised Value	720000.0	850000.0	Entered Value captured per Appraisal
300646701	Total Debt To Income Ratio	36.71	41.59	Approval DTI of 41.60% / Review DTI of 41.59%, variance is non-material. Tape value source is unknown.
300646701	Representative Credit Score	718.0	704.0	Entered Value captured per credit report. Tape Value source is unknown.
300657618	Appraised Value	675000.0	666000.0	Value of $666,000 per appraisal. Source of tape value is unknown.
300668099	Original Note Balance	475000.0	472850.0	Entered Value captured per Note (pg 430)
300668099	Total Debt To Income Ratio	36.78	41.89	Entered Value agrees with the 1008 (pg 444). Tape Value source is unknown.
300656689	Total Debt To Income Ratio	20.37	27.39	Approval DTI: 27.48% per 1008 (pg 342) / Review DTI: 27.39%, variance is non-material.
300670375	Property Type	Single Family - Detached	PUD - Detached	Entered Value captured per Appraisal
300670375	Total Debt To Income Ratio	22.20	27.23	Approval DTI: 27.24% per 1008 / Review DTI: 27.23%, variance is non-material.
300670375	Appraised Value	755000.0	770000.0	Entered Value captured from the Appraisal. Tape Value is the sales price.
300702406	Appraised Value	650000.0	655000.0	Value of $655,000 confirmed per appraisal. Source of tape value is unknown.
300472199	Total Debt To Income Ratio	33.00	26.18	Approval DTI of 23.807% per 1008. Review DTI of 26.18%. Variance due to review using more conservative bonus income calculations. Source of tape value is unknown.
300472199	Representative Credit Score	782.0	762.0	Credit score of 762 confirmed per credit report. Source of tape value unknown.
300472199	Appraised Value	1385000.0	1395000.0	Value of $1,095,000 confirmed per appraisal. Tape value is purchase price.
300555749	Property Type	Single Family - Attached	PUD - Detached	Entered Value captured from the Appraisal
300555749	Original Interest Rate	4.3750	4.2500	Entered Value captured from Note
300555749	Total Debt To Income Ratio	41.00	36.14	Approval DTI: 36.135% per 1008 / Review DTI: 36.14%, non-material variance due to rounding.
300555749	Representative Credit Score	777.0	772.0	Tape Value source is unknown. Entered Value is borrowers middle credit score per Credit Report
300587858	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal. Tape value is incorrect.
300587858	Original Interest Rate	3.7500	4.0000	Rate confirmed per Note.
300587858	Original Loan to Value	0.6411	0.7355	LTV of 73.55% confirmed per file review. Source of tape value is unknown.
300587858	Original Combined Loan to Value	0.6411	0.7355	CLTV of 73.55% confirmed per file review. Source of tape value is unknown.
300587858	Appraised Value	1778000.0	1550000.0	Value of $1,550,000 confirmed per appraisal. Source of tape value is unknown.
300592557	Original Note Balance	848000.0	852000.0	Entered Value captured from Note
300592557	Appraised Value	1317200.0	1355000.0	Tape Value is the sales price. Entered Value is the appraisal value.
300668522	Original Note Balance	630000.0	602000.0	Entered Value captured per Note. Source of tape value is unknown.
300668522	Total Debt To Income Ratio	30.00	40.06	Approval DTI 39.966% / Final DTI 39.97%, Difference due to rounding. Source of tape value is unknown.
300668522	Appraised Value	910000.0	860000.0	Entered Value captured from the appraisal.. Source of tape value is unknown.